Long-Term Debt - Revolving Credit Facility, Senior Notes (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	May. 26, 2015 USD ($)	Sep. 02, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	May. 25, 2015 USD ($)	Nov. 19, 2013 USD ($)
Senior subordinated notes due September 2018
Long-Term Debt
Notes stated interest percentage				8.25%
Debt Instrument, Repurchased Face Amount During the Period		$ 115,400	$ 64,000	$ 20,600
Debt Instrument Repurchased, Percentage of Principal		104.125%
Write off of Deferred Debt Issuance Cost				3,900
Gain (Loss) on Repurchase of Debt Instrument				9,100
1.00% Convertible senior notes due December 2020
Long-Term Debt
Face amount of debt issuance				$ 287,500
Notes stated interest percentage				1.00%
Debt instrument over allotment exercise period				13 days
Debt instrument over allotment face value						$ 37,500
Proceeds from Debt, net of issuance costs						$ 254,200
Debt instrument, fair value of embedded option				$ 52,900				$ 71,700
Principal balance				$ 287,500	$ 287,500
Effective interest rate percentage				5.26%
Initial conversion price (in dollars per share) | $ / shares				$ 52.35
Conversion ratio per $1 principal amount				0.19022
Threshold percentage of stock price that triggers conversion				135.00%
Debt conversion, threshold trading days | item				20
Debt conversion, threshold consecutive trading days				30 days
Percentage of the total voting power of all classes of common equity as defined as a fundamental change per the terms of the debt agreement				50.00%
Debt Instrument, Convertible, Consecutive Trading Days Available for Conversion				10 days
Debt Instrument, Convertible, Threshold Consecutive Trading Days				5 days
Debt Instrument, Convertible, Threshold Percentage of Conversion				98.00%
Debt Instrument, Convertible, Carrying Amount of the Debt Component								$ 215,800
Debt Instrument, Convertible, Number of Shares | shares				5,500,000		665,994
5.125% Senior notes due August 2022
Long-Term Debt
Notes stated interest percentage				5.125%
Debt instrument original face amount				$ 250,000
Senior notes				$ 250,000	$ 250,000
Common Stock
Long-Term Debt
Shares repurchased | shares				138,000	184,000	831,000
Credit Agreement | Minimum
Long-Term Debt
Fixed Charge Coverage Ratio, debt covenant	1.50
Total Net Leverage Ratio related to restricted payments	3.00
Credit Agreement | Maximum
Long-Term Debt
Senior Secured Net Leverage Ratio, debt covenant	2.25
Total Net Leverage Ratio, debt covenant	4.00
Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity	$ 375,000
Accordian feature, available borrowings	500,000
Percentage of stock in foreign subsidiaries used as collateral				66.00%
Available borrowing capacity under revolving credit facility				$ 284,200
Amount outstanding				$ 90,835	$ 137,292
Revolving Credit Facility | Minimum | Base Rate
Long-Term Debt
Margin (as a percent)				0.00%
Revolving Credit Facility | Minimum | LIBOR
Long-Term Debt
Margin (as a percent)				1.00%
Revolving Credit Facility | Maximum | Base Rate
Long-Term Debt
Margin (as a percent)				1.25%
Revolving Credit Facility | Maximum | LIBOR
Long-Term Debt
Margin (as a percent)				2.25%
US Commitments
Long-Term Debt
Maximum borrowing capacity	300,000						$ 375,000
Sublimit for swingline loans	30,000
Sublimit for letters of credit	25,000
Sublimit for alternate currency loans	75,000						$ 125,000
Available borrowing capacity under revolving credit facility				$ 229,000
Amount outstanding				71,000
European Commitments
Long-Term Debt
Maximum borrowing capacity	75,000
Sublimit for swingline loans	15,000
Sublimit for letters of credit	$ 15,000
Available borrowing capacity under revolving credit facility				55,200
Amount outstanding				$ 19,800